Related Party Transactions	Feb. 28, 2017
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5 – RELATED PARTY TRANSACTIONS

As of February 28, 2017, entities owned and controlled by the Company’s sole officers and directors have provided the Company with it’s only cash for operations. That is, entities, owned and controlled by the Company’s sole officers and directors purchased a total of 10,000,000 shares of common stock for a total of $4,000.

The Company uses the office of an officer and director, without charge. The same officer has also provided legal services to the Company as of February 28, 2017, without charge.